PENSION AND OTHER POSTRETIREMENT BENEFITS - Future Benefit Payments (Details) $ in Millions	Jan. 02, 2021 USD ($)
U.S.
Future Benefit Payments
2021	$ 9.2
2022	6.9
2023	6.4
2024	6.7
2025	6.1
2026-2030	24.8
International
Future Benefit Payments
2021	23.0
2022	25.1
2023	27.0
2024	26.0
2025	26.0
2026-2030	$ 168.4